Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Composition of Gross and Net Revenues Recognized

The composition of the Company’s gross and net revenues recognized during the years ended December 31, 2016 and 2017 is as follows:

	For the year ended December 31,
	2016	2017
Commercial revenues recognized upon delivery	$—	$15,685,069
Development services revenues recognized upon delivery	240,056	272,350
Commercial revenues recognized upon cash collection	2,983,040	1,225,976

Total gross revenues	3,223,096	17,183,395
Provisions for contractual discounts	—	(5,805,787)
Provisions for aged non-patient receivables	—	(735,709)
Provisions for estimated patient receivables	—	(169,479)
Provisions for other payer-specific sales allowances	—	(5,403,757)

Net revenues	$3,223,096	$5,068,663

Summary of Activity in Gross and Net Accounts Receivable Balances and Reserves

A summary of activity in the Company’s gross and net accounts receivable balances, as well as corresponding reserves, during the year ended December 31, 2017 is as follows:

	Balance at	Amounts	Settlements	Balance at
	December 31,	Recognized	Upon	December 31,
	2016	Upon Delivery	Adjudication	2017
Accounts receivable, gross	$128,969	$15,957,419	$(9,149,325)	$6,937,063
Reserve for contractual discounts	—	(5,805,787)	3,830,938	(1,974,849)
Reserve for aged non-patient receivables	—	(735,709)	283,621	(452,088)
Reserve for estimated patient receivables	—	(169,479)	81,359	(88,120)
Reserve for other payer-specific sales allowances	—	(5,403,757)	2,175,177	(3,228,580)

Accounts receivable, net	$128,969	$3,842,687	$(2,778,230)	$1,193,426

Summary of Third-Party Payers That Represent More Than 10% of Total Net Revenues and Total Net Accounts Receivable and Their Related Percentage

The Company's third-party payers that represent more than 10% of total net revenues in any period presented, as well as their related net revenue amount as a percentage of total net revenues, during the three and nine months ended September 30, 2017 and 2018 were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2017	2018	2017	2018
Medicare and Medicare Advantage	45%	40%	41%	39%
Blue Cross Blue Shield	16%	9%	17%	14%
United Healthcare	14%	6%	12%	15%

The Company's third-party payers that represent more than 10% of total net accounts receivable, and their related net accounts receivable balance as a percentage of total net accounts receivable, at December 31, 2017 and September 30, 2018 were as follows:

	December 31, 2017	September 30, 2018
Blue Cross Blue Shield	27%	22%
Medicare and Medicare Advantage	21%	18%
United Healthcare	15%	11%

The Company’s third-party payers that represent more than 10% of total net revenues in any period presented, as well as their related net revenue amount as a percentage of total net revenues, during the years ended December 31, 2016 and 2017 were as follows:

	For the year ended December 31,
	2016	2017
Medicare and Medicare Advantage	40%	39%
Blue Cross Blue Shield	11%	19%
United Healthcare	19%	12%

The Company’s third-party payers that represent more than 10% of total net accounts receivable, and their related net accounts receivable balance as a percentage of total net accounts receivable, at December 31, 2017 were as follows:

Blue Cross Blue Shield	27%
Medicare and Medicare Advantage	21%
United Healthcare	15%